Segment information (Geographical data - Drilling units) (Details) $ in Millions	Dec. 31, 2020 USD ($) drilling_unit	Dec. 31, 2019 USD ($) drilling_unit
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	$ 428.3	$ 4,840.8
Number of drilling units | drilling_unit	11	11
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	$ 153.8	$ 2,561.7
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	88.2	607.1
India
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	53.9	0.0
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	53.8	451.7
Aruba
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	51.5	0.0
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	27.1	108.8
Namibia
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	0.0	502.5
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	0.0	499.2
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	$ 0.0	$ 109.8